Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000028524
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Advisor Class
Trading Symbol	QUAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,354	$10,655	$11,173
07/16	$10,504	$11,253	$10,581
07/17	$12,844	$13,059	$12,460
07/18	$17,251	$15,179	$15,315
07/19	$19,481	$16,391	$15,129
07/20	$23,175	$18,351	$16,036
07/21	$32,840	$25,040	$22,611
07/22	$22,846	$23,878	$17,370
07/23	$24,421	$26,986	$19,381
07/24	$26,865	$32,963	$21,862
01/25	$30,222	$36,297	$22,985

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	12.50%	27.20%	8.68%	11.69%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 3,614,112,116
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,499,497
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Material Fund Change [Text Block]
C000028521
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class A
Trading Symbol	QUASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUASX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUASX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.11%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
01/15	$9,575	$10,000	$10,000
07/15	$10,859	$10,655	$11,173
07/16	$10,020	$11,253	$10,581
07/17	$12,223	$13,059	$12,460
07/18	$16,378	$15,179	$15,315
07/19	$18,447	$16,391	$15,129
07/20	$21,893	$18,351	$16,036
07/21	$30,946	$25,040	$22,611
07/22	$21,473	$23,878	$17,370
07/23	$22,897	$26,986	$19,381
07/24	$25,126	$32,963	$21,862
01/25	$28,231	$36,297	$22,985

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	12.36%	26.89%	8.41%	11.42%
Class A (with sales charges)	7.59%	21.50%	7.47%	10.94%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 3,614,112,116
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,499,497
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Material Fund Change [Text Block]
C000028523
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class C
Trading Symbol	QUACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUACX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUACX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.86%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,296	$10,655	$11,173
07/16	$10,344	$11,253	$10,581
07/17	$12,528	$13,059	$12,460
07/18	$16,661	$15,179	$15,315
07/19	$18,626	$16,391	$15,129
07/20	$21,937	$18,351	$16,036
07/21	$30,776	$25,040	$22,611
07/22	$21,199	$23,878	$17,370
07/23	$22,436	$26,986	$19,381
07/24	$24,432	$32,963	$21,862
01/25	$27,347	$36,297	$22,985

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	11.93%	25.94%	7.60%	10.58%
Class C (with sales charges)	10.93%	24.94%	7.60%	10.58%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 3,614,112,116
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,499,497
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Material Fund Change [Text Block]
C000028527
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class I
Trading Symbol	QUAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,354	$10,655	$11,173
07/16	$10,516	$11,253	$10,581
07/17	$12,861	$13,059	$12,460
07/18	$17,272	$15,179	$15,315
07/19	$19,503	$16,391	$15,129
07/20	$23,206	$18,351	$16,036
07/21	$32,879	$25,040	$22,611
07/22	$22,882	$23,878	$17,370
07/23	$24,473	$26,986	$19,381
07/24	$26,929	$32,963	$21,862
01/25	$30,296	$36,297	$22,985

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	12.51%	27.22%	8.71%	11.72%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 3,614,112,116
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,499,497
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Material Fund Change [Text Block]
C000028526
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class K
Trading Symbol	QUAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAKX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAKX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$56	1.04%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class K	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,337	$10,655	$11,173
07/16	$10,468	$11,253	$10,581
07/17	$12,765	$13,059	$12,460
07/18	$17,109	$15,179	$15,315
07/19	$19,285	$16,391	$15,129
07/20	$22,902	$18,351	$16,036
07/21	$32,386	$25,040	$22,611
07/22	$22,495	$23,878	$17,370
07/23	$23,927	$26,986	$19,381
07/24	$26,258	$32,963	$21,862
01/25	$29,510	$36,297	$22,985

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class K	12.38%	26.98%	8.40%	11.43%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 3,614,112,116
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,499,497
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Material Fund Change [Text Block]
C000028525
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class R
Trading Symbol	QUARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUARX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUARX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$80	1.50%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class R	S&P 500 Index	Russell 2000 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,320	$10,655	$11,173
07/16	$10,416	$11,253	$10,581
07/17	$12,663	$13,059	$12,460
07/18	$16,900	$15,179	$15,315
07/19	$18,962	$16,391	$15,129
07/20	$22,420	$18,351	$16,036
07/21	$31,560	$25,040	$22,611
07/22	$21,827	$23,878	$17,370
07/23	$23,204	$26,986	$19,381
07/24	$25,370	$32,963	$21,862
01/25	$28,447	$36,297	$22,985

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class R	12.13%	26.38%	8.03%	11.02%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 3,614,112,116
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,499,497
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Material Fund Change [Text Block]
C000159958
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class Z
Trading Symbol	QUAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2000 Growth Index
07/01/15	$10,000	$10,000	$10,000
07/15	$9,942	$10,210	$10,041
07/16	$9,216	$10,783	$9,508
07/17	$11,285	$12,512	$11,197
07/18	$15,169	$14,544	$13,763
07/19	$17,146	$15,706	$13,595
07/20	$20,419	$17,584	$14,411
07/21	$28,956	$23,993	$20,319
07/22	$20,169	$22,879	$15,609
07/23	$21,586	$25,857	$17,417
07/24	$23,773	$31,584	$19,646
01/25	$26,757	$34,780	$20,655

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 7/1/2015
Class Z	12.55%	27.33%	8.80%	10.81%
S&P 500 Index	10.12%	26.38%	15.17%	13.89%
Russell 2000 Growth Index	5.14%	22.73%	7.76%	7.86%

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Russell 2000 Growth Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 3,614,112,116
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,499,497
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,614,112,116
# of Portfolio Holdings	105
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$13,499,497

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$63,854,072	1.8%
Clearwater Analytics Holdings, Inc. - Class A	$62,941,824	1.7%
Intapp, Inc.	$62,840,923	1.7%
ACV Auctions, Inc. - Class A	$61,557,593	1.7%
Piper Sandler Cos.	$57,749,291	1.6%
Semtech Corp.	$57,189,933	1.6%
Dutch Bros, Inc. - Class A	$56,925,773	1.6%
Chefs' Warehouse, Inc. (The)	$56,066,644	1.6%
Glaukos Corp.	$55,639,138	1.5%
Knife River Corp.	$55,569,013	1.5%
Total	$590,334,204	16.3%

Sector Breakdown

Value	Value
Information Technology	23.7%
Health Care	22.5%
Industrials	21.2%
Consumer Discretionary	14.1%
Financials	9.6%
Consumer Staples	4.2%
Materials	1.1%
Funds and Investment Trusts	0.9%
Energy	0.6%
Short-Term Investments	4.4%
Other assets less liabilities	-2.3%

Material Fund Change [Text Block]